N-2 - $ / shares	Mar. 09, 2026	Mar. 06, 2026	Jan. 31, 2026	Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001754836
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	EAGLE POINT INCOME COMPANY INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in junior debt tranches of CLOs that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We focus on CLO debt tranches rated “BB” (e.g., BB+, BB or BB-, or their equivalent) by Moody’s, S&P or Fitch, and/or other applicable nationally recognized statistical rating organizations. We refer to such debt tranches in this prospectus supplement as “BB-Rated CLO Debt.” We may also invest in other junior debt tranches of CLOs, LAFs, senior debt tranches of CLOs, and other related securities and instruments, including synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. In addition, we may invest up to 35% of our total assets (at the time of investment) in CLO equity securities. We expect our investments in CLO equity securities to primarily reflect minority ownership positions. CLO junior debt and equity securities are highly leveraged, and therefore the CLO securities in which we intend to invest are subject to a higher degree of loss since the use of leverage magnifies losses. See “Risk Factors - Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” in the accompanying prospectus. We may also invest in other securities and instruments that the Adviser believes are consistent with our investment objectives such as securities issued by other securitization vehicles, such as collateralized bond obligations, or “CBOs.” The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans or securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions. The CLO securities in which we primarily seek to invest are rated below investment grade or, in the case of CLO equity securities, are unrated, and are considered speculative with respect to timely payment of interest and repayment of principal. Below investment grade and unrated securities are also sometimes referred to as “junk” securities.

These investment objectives and strategies are not fundamental policies of ours and may be changed by our board of directors without prior approval of our stockholders. See “Regulation as a Closed-End Management Investment Company—Investment Restrictions” in the accompanying prospectus.

We pursue a differentiated strategy within the CLO debt market premised upon our Adviser’s strong emphasis on assessing the skill of CLO collateral managers and analyzing the structure of a CLO.

We seek to construct a portfolio of CLO securities that provides varied exposure across several key categories, including number and investment style of CLO collateral managers and CLO vintage period.

We believe that we are structured as an efficient vehicle for investors to gain exposure to the types of CLO securities and related investments historically accessed by primarily institutional investors. We believe that our closed-end fund structure allows the Adviser to take a long-term view from a portfolio management perspective without the uncertainty posed by redemptions in an open-end fund structure. As such, the Adviser can focus principally on maximizing long-term risk-adjusted returns for the benefit of stockholders.

We believe that the Investment Committee’s (as defined below) direct and often longstanding relationships with CLO collateral managers and its CLO structural expertise and the relative scale of the Adviser and its affiliates in the CLO market are competitive advantages as we seek to achieve our investment objectives.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in the Offered Preferred Stock involves a number of significant risks. In addition to the risks described below and in “Risk Factors” in the accompanying prospectus, you should carefully consider the risks described below and all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance and the value of our securities.

If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected and the value of our securities may be impaired. If that happens, the NAV per share of our common stock and the price of the Offered Preferred Stock could decline and you may lose all or part of your investment.

The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus and in the “Principal Risk Factors” section of our Annual Report on Form N-CSR for the fiscal year ended December 31, 2025 filed with the SEC on February 26, 2026 and incorporated by reference herein, and in any other documents incorporated by reference herein.

Risks Related to the Offering

The price of our common stock may fluctuate significantly during the period used to calculate any Conversion Price and up to 16 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Exercise Date, which may make it difficult for you to resell the Offered Preferred Stock or common stock issuable upon conversion of the Offered Preferred Stock when you want or at prices you find attractive.

The price of our common stock on the NYSE constantly fluctuates and we expect this to continue to be the case. Because the Offered Preferred Stock is convertible into shares of our common stock based on the Conversion Price (with certain exceptions as described herein), which is in turn based on the price of our common stock, volatility or declining prices for our common stock during the period used to determine the Conversion Price or during the period between when a holder delivers a Holder Notice of Conversion and the related Holder Conversion Exercise Date could have a similar effect on the value of the Offered Preferred Stock or the trading price thereof when and if the Offered Preferred Stock is ever listed on a national securities exchange.

The price of our common stock may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance. These factors include, but are not limited to:

•	price and volume fluctuations in the overall stock market from time to time;

•	investor demand for shares of our common stock;

•	significant volatility in the market price and trading volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

•	failure to qualify as a RIC, or the loss of RIC status;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	changes, or perceived changes, in the value of our portfolio investments;

•	departures of any members of the Adviser’s Senior Investment Team;

•	operating performance of companies comparable to us; or

•	general economic conditions and trends and other external factors.

In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our stock price, regardless of our operating results.

The consideration paid upon a Holder Optional Conversion or Issuer Optional Conversion is uncertain.

Under the terms of the Offered Preferred Stock, we or holders of shares of the Offered Preferred Stock may choose to convert shares of Offered Preferred Stock at a time when the market price of common stock has dropped significantly. If we elect to settle conversions in shares of our common stock, this may cause significant dilution to the NAV per share of our common stock, including shares of common stock owned by holders of Offered Preferred Stock that had previously converted their Offered Preferred Stock into common stock. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that we are otherwise entitled to satisfy conversions or redemptions in cash as described in this prospectus supplement.

The HOC Rate and, assuming we have any required stockholder approval under the 1940 Act to issue our common stock below NAV, the IOC Rate, are both based on the Conversion Price, which may represent a discount to the then-current NAV per share of our common stock. If the Conversion Price in connection with an Issuer Optional Conversion would represent a discount to the then-current NAV per share of our common stock but we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV, then the Offered Preferred Stock will be converted into common stock calculated using a conversion rate based on the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion. In this circumstance, there may be fewer shares of common stock issued upon conversion of the shares of Offered Preferred Stock; while this would reduce dilution to existing common stockholders, including former holders of Offered Preferred Stock who had previously converted their holdings to common stock, it would also reduce the proportionate interest in the Company for holders of Offered Preferred Stock subject to such an Issuer Optional Conversion. Conversely, if we do have or have obtained such stockholder approval and effect an Issuer Optional Conversion at a Conversion Price that represents a discount to the then-current NAV per share of our common stock, such Issuer Optional Conversion would result in greater dilution to existing common stockholders (including former holders of Offered Preferred Stock who had previously converted their holdings to common stock). Additionally, conversions at a Conversion Price that represents a discount to the then-current NAV per share of our common stock upon the exercise of a Holder Optional Conversion will not require stockholder approval. Dilution due to issuance of common stock at a discount to the then-current NAV per share may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, which means that holders of Offered Preferred Stock can supersede any Issuer Optional Conversion by effecting a Holder Optional Conversion and thereby obtain a conversion rate based on the Conversion Price (assuming the Offered Preferred Stock is settled in shares of our common stock and not cash), even if we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV. See “Issuances of Common Stock Below Net Asset Value.”

There is no cap on the number of shares of our common stock that can be issued upon the conversion of shares of Offered Preferred Stock. The conversion of Offered Preferred Stock into shares of common stock could cause the price of our common stock to decline significantly.

There is no cap on the number of shares of our common stock that can be issued upon the conversion of shares of Offered Preferred Stock. Because the number of shares of our common stock issued upon conversion of the Offered Preferred Stock will be based on the then-current price of shares of our common stock, the lower the price of our common stock at the time of conversion, the more shares of our common stock into which the Offered Preferred Stock is convertible and the greater the dilution that will be experienced by holders of our common stock. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common stock.

The issuance of the Offered Preferred Stock may be followed by a decline in the price of our common stock, creating additional dilution to the existing holders of the common stock. Such a price decline may allow holders of Offered Preferred Stock to convert shares of Preferred Stock into large amounts of our common stock. As these shares of our common stock are issued upon conversion of the Offered Preferred Stock, our common stock price may decline further.

Additionally, the issuance of the Offered Preferred Stock could result in our failure to comply with NYSE’s listing standards. NYSE’s listing standards that may be affected by the issuance of the Offered Preferred Stock include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and NYSE discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Company’s securities from the NYSE or impact the ability to list the Offered Preferred Stock on a national securities exchange.

The potential decline in the price of our common stock described above may negatively affect the price of our common stock and our ability to obtain financing in the future. In addition, the issuance of the Offered Preferred Stock may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common stock (including through selling our common stock short) in order to receive an increased number of shares of our common stock upon such conversion of the Offered Preferred Stock, and may encourage other investors to sell short or otherwise dispose of our common stock.

Our Certificate of Incorporation currently authorizes us to issue 150,000,000 shares of common stock, and as of December 31, 2025, 23,433,556 shares of our common stock were issued and outstanding. Assuming no increase in our authorized common stock, if our Conversion Price fell below approximately $0.80 per share of common stock (assuming we issued all 4,000,000 shares of the Offered Preferred Stock available in this offering), we would be required to settle any conversion of Offered Preferred Stock in cash (to the extent we had cash available) or list the Offered Preferred Stock on a national securities exchange, and the value of our shares of Offered Preferred Stock would then equal their market price, which may be less than the price paid per share of Offered Preferred Stock by investors in this offering.

The Offered Preferred Stock will be subject to a risk of early conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding share of Offered Preferred Stock at any time after it has been outstanding for two years. We also may be forced to convert some or all of the outstanding shares of Offered Preferred Stock to meet regulatory asset coverage requirements. Any such conversion may occur at a time that is unfavorable to holders of the Offered Preferred Stock. We may have an incentive to convert the Offered Preferred Stock if market conditions allow us to issue additional shares of Offered Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Offered Preferred Stock. In the event that the Offered Preferred Stock is listed on a national securities exchange, the possibility of early conversion at our option may also limit the potential for price appreciation, if any. See “Description of the Offered Preferred Stock – Conversion at the Option of the Issuer.”

If we convert shares of the Offered Preferred Stock, the holders of such converted shares face the risk that the return on an investment purchased with proceeds from such conversion may be lower than the return previously obtained or anticipated from the investment in the Offered Preferred Stock.

The terms of the Offered Preferred Stock limit our ability to exercise an Issuer Optional Conversion.

Except in limited circumstances as described elsewhere in this prospectus supplement, we may elect to convert any outstanding share of Offered Preferred Stock only after it has been outstanding for two years. This could impair our ability to use an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as an Issuer Optional Conversion, which could negatively affect our results of operations.

A liquid secondary trading market may not develop for the Offered Preferred Stock.

There is no guarantee that the Offered Preferred Stock will ever be listed on a national securities exchange. Prior to a Listing Event (as defined herein), the Offered Preferred Stock will have a limited trading market, if any. As a result, we cannot predict the trading patterns of the Offered Preferred Stock, and a liquid secondary market may not develop. Holders of the Offered Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Offered Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

From time to time, our Board of Directors may consider whether to complete a Listing Event. Our Board of Directors may elect to complete a Listing Event at any time after issuance, but also may never elect to complete a Listing Event. The decision of whether to complete a Listing Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of our Board of Directors as to what is in the best interests of the Company. Even if our Board of Directors elects to complete a Listing Event, there is no guarantee that the Offered Preferred Stock will be approved for listing on a national securities exchange. Additionally, even if a Listing Event is successfully completed, there can be no guarantee that an active secondary trading market in the Offered Preferred Stock will develop.

The market price of the Offered Preferred Stock, if it is ever listed on a national securities exchange, will likely fluctuate.

We cannot predict the prices at which shares of the Offered Preferred Stock would trade if listed on a national securities exchange. To the extent the Offered Preferred Stock is listed on a national securities exchange, the price of the Offered Preferred Stock may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance, including changes in interest rates, perceived credit quality and other factors. As a result of such fluctuations, the Offered Preferred Stock may trade from time to time at a premium to or discount from the Liquidation Preference.

Shares of common stock, which shares of Offered Preferred Stock may be converted into, rank junior to the Preferred Stock with respect to dividends and upon liquidation.

We may choose to convert the Offered Preferred Stock to shares of our common stock (subject to the limitations described herein on an Issuer Optional Conversion). Holders of Offered Preferred Stock may also choose to convert their Offered Preferred Stock, subject to our election to settle conversions in cash or shares of our common stock or a combination thereof. The rights of the holders of shares of Preferred Stock (including the Offered Preferred Stock) rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of all series of our Preferred Stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of our Preferred Stock are entitled to receive the Liquidation Preference of $25.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Preferred Stock.

We intend to issue shares of our common stock in offerings other than the offering described in this prospectus supplement and we may also issue additional Preferred Stock or debt securities that are convertible into shares of our common stock.

We intend to issue shares of common stock in one or more offerings other than those described in this prospectus supplement, including through our ATM Program. In addition, we may issue additional Preferred Stock or debt securities that are convertible into shares of our common stock. The net effect of both types of offerings would be to increase the number of shares of our common stock outstanding or available, which could negatively impact the market price of our common stock and cause the market value of our common stock to become more volatile. Because the Offered Preferred Stock is convertible into shares of our common stock, any such conversions may also impact the value of our Offered Preferred Stock (including the market value thereof following any Listing Event). Further, to the extent that shares of our common stock are issued in connection with a conversion effected at a price below the then-current NAV per share of our common stock, existing common stockholders would experience dilution of their interest (both voting and economic, in terms of NAV) in the Company.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or our Preferred Stock or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Offered Preferred Stock to decline significantly, or result in increased exercises of Holder Optional Conversions, which could result in dilution of the NAV per share of our common stock or reduce our liquid assets.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of our Preferred Stock, including the Offered Preferred Stock, and our debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our Preferred Stock and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any Selling Agent undertakes any obligations to obtain or maintain any credit ratings or to advise holders of the Offered Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Company or the occurrence of a Listing Event with respect to any or all of the Offered Preferred Stock. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Offered Preferred Stock. Additionally, real or anticipated changes in any credit ratings could lead holders of the Offered Preferred Stock to effect a Holder Optional Conversion of some or all of their shares of the Offered Preferred Stock. To the extent that such Holder Optional Conversions are settled in whole or in part in cash, such conversions would reduce our liquid assets, and to the extent that such Holder Optional Conversions are settled in whole or in part in shares of our common stock, such conversions could result in dilution to the NAV per share of our common stock if the applicable Conversion Price is at a discount to the then-current NAV per share of our common stock.

Market yields may increase, which would result in a decline in the price of the Offered Preferred Stock following a Listing Event.

The prices of fixed income investments, such as the Offered Preferred Stock, vary inversely with changes in market yields. The market yields on securities comparable to the Offered Preferred Stock may increase, which, following a Listing Event, would result in a decline in the market price of shares of the Offered Preferred Stock.

The rights of holders of the Offered Preferred Stock will be subordinated to the rights of holders of senior indebtedness.

While the holders of the Offered Preferred Stock will have equal liquidation and distribution rights to any other series of our Preferred Stock (including the Series A Term Preferred Stock and Series C Term Preferred Stock), they will be subordinated to the rights of holders of our other senior indebtedness. Therefore, dividends, distributions and other payments to preferred stockholders in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of our Preferred Stock.

To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of Offered Preferred Stock may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions or conversions) of their shares of Offered Preferred Stock.

The dividends payable by us on the Offered Preferred Stock may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of the holder’s adjusted tax basis in the holder’s Offered Preferred Stock and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Offered Preferred Stock, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Offered Preferred Stock, and subsequent sales (including cash redemptions or conversions) of such holder’s Offered Preferred Stock will result in recognition of an increased taxable gain or reduced taxable loss due to the reduction in such adjusted tax basis. See “U.S. Federal Income Tax Matters — Taxation of Securityholders — Taxation of U.S. Resident Holders of Our Stock” in the accompanying prospectus.

Risks Relating to Our Common Stock

Because the Offered Preferred Stock may be converted into shares of common stock, holders who exercise their option to convert Offered Preferred Stock into shares of our common stock, or whose shares of Offered Preferred Stock are converted into shares of our common stock at our option, will be subject to the risks of an investment in our common stock. These risks are reflected in the risk factors included in the accompanying prospectus and in our other filings with the SEC incorporated by reference herein, which you should review carefully. See “Incorporation By Reference.”

Stockholders may incur dilution if we issue shares of our common stock at conversion rates below the then-current NAV per share of our common stock.

The 1940 Act prohibits us from issuing shares of our common stock at a price representing a discount to the then-current NAV per share of our common stock, with certain exceptions. One such exception is prior stockholder approval of issuances below NAV. We do not currently have stockholder approval of issuances below NAV. In connection with an Issuer Optional Conversion or Asset Coverage Conversion, we may use commercially reasonable efforts to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV. In addition, common stock issued in connection with a Holder Optional Conversion can be issued at a price representing a discount to the then-current NAV per share of our common stock and we do not need stockholder approval in order to issue shares of common stock based on a conversion rate that is below the then-current NAV per share of our common stock in connection with a Holder Optional Conversion.

If we were to issue shares of our common stock below NAV per share in connection with any Issuer Optional Conversion, Asset Coverage Conversion, or Holder Optional Conversion, such issuances would result in an immediate dilution to the NAV per share of our common stock. This dilution would occur as a result of the issuance of shares at a price below the then-current NAV per share of our common stock and a proportionately greater decrease in a stockholder’s interest in our earnings and assets and voting interest in us than the increase in our assets resulting from such issuance. Our common stock may also experience a related decline in the market price per share.

Because the number of shares of our common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted with certainty. See “Issuances of Common Stock Below Net Asset Value.”

Share Price		$ 9.42
NAV Per Share			$ 13.27	$ 13.31
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE OFFERED PREFERRED STOCK

The following description of the particular terms of the Offered Preferred Stock supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our Preferred Stock set forth in the accompanying prospectus. This is not a complete description and is subject to, and entirely qualified by reference to, our certificate of incorporation and the certificate of designation setting forth the terms of the Series AA Preferred Stock or the Series AB Preferred Stock, as applicable. You may obtain copies of these documents using the methods described in “Additional Information” in this prospectus supplement.

General

We are authorized to issue 20,000,000 shares of Preferred Stock, and we have designated 3,500,000 shares as Series AA Preferred Stock and 500,000 shares as Series AB Preferred Stock. At the time of issuance, the Offered Preferred Stock offered pursuant to this prospectus supplement will be fully paid and non-assessable and have no preemptive rights or rights to cumulative voting.

Ranking

The shares of Offered Preferred Stock will rank equally in right with all other Preferred Stock that we have issued (including the Series A Term Preferred Stock and the Series C Term Preferred Stock) or may issue from time to time in accordance with the 1940 Act, if any, as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The shares of Offered Preferred Stock, together with the Series A Term Preferred Stock, the Series C Term Preferred Stock and all other Preferred Stock that we may issue from time to time in accordance with the 1940 Act, if any, will rank senior to our common stock as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs and subordinate to the rights of holders of our senior indebtedness.

Dividends

General. Holders of the Offered Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Dividend Rate of 6.00% of the Liquidation Preference, or $1.50 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our Board of Directors out of funds legally available for payment, in parity with dividends and distributions to holders of the Series A Term Preferred Stock, Series C Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends on the shares of Offered Preferred Stock offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every month, or the “Dividend Payment Date,” commencing on April 30, 2026. Dividends on the Offered Preferred Stock will be computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the shares of Offered Preferred Stock on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.

Dividend Reinvestment Plan. Under our DRIP, each holder of at least one full share of our Offered Preferred Stock will be automatically enrolled in our DRIP and distributions on shares of our Offered Preferred Stock are automatically reinvested in additional shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, at a 5% discount to the Liquidation Preference by the DRIP Agent, unless the holder opts out of our DRIP. Holders of our Offered Preferred Stock who receive distributions in the form of additional shares of our Offered Preferred Stock are nonetheless subject to the applicable federal, state or local taxes on the reinvested distribution but will not receive a corresponding cash distribution with which to pay any applicable tax. Shares of Offered Preferred Stock received through our DRIP will have the same original issue date for purposes of the Holder Optional Conversion Fee and for other terms of the Offered Preferred Stock based on issuance date as the Offered Preferred Stock for which the dividend was declared. Distributions that are reinvested through the issuance of new shares increase our stockholders’ equity on which a management fee is payable to the Adviser. If we declare a distribution payable in cash, holders of shares of our Offered Preferred Stock who opt out of participation in our DRIP (including those holders whose shares are held through a broker or other nominee who has opted out of participation in our DRIP) generally will receive such distributions in cash. For more information on our DRIP, please contact our DRIP Agent.

Dividend Periods. For each share of Offered Preferred Stock, (a) if such share is issued before the Record Date (as defined below) for the Dividend Period in which such share is issued, dividends and distributions on such share of Offered Preferred Stock will accumulate from the first day of such Dividend Period and (b) if such share is issued after the Record Date for the Dividend Period in which such share is issued, dividends and distributions on such share of Offered Preferred Stock will accumulate from the date of issuance of such share. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption or conversion of the Offered Preferred Stock. Dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Offered Preferred Stock as their names appear on our registration books as of the close of business on the applicable record date, which will be a date designated by our Board of Directors that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date, each a “Record Date.”

Only holders of Offered Preferred Stock on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Offered Preferred Stock who sell shares before such a record date and purchasers of Offered Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Offered Preferred Stock.

Mechanics of Payment of Dividends. Dividends will be paid by the Redemption and Payment Agent to the holders of Offered Preferred Stock as their names appear on our registration books on the applicable record date preceding the applicable Dividend Payment Date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Offered Preferred Stock as their names appear on our registration books on such date, which date will not be more than 20 nor less than 7 calendar days before the payment date, as may be fixed by our Board of Directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Offered Preferred Stock which may be in arrears. We do not intend to establish any reserves for the payment of dividends.

Upon our failure to pay dividends for at least two years, the holders of Offered Preferred Stock will acquire certain additional voting rights. See “Voting Rights” below. Such rights will be the exclusive remedy of the holders of Offered Preferred Stock upon any failure to pay dividends on Offered Preferred Stock.

Restrictions on Dividend, Redemption, Conversion, Other Payments and Issuance of Debt. No full dividends and distributions will be declared or paid on shares of the Offered Preferred Stock for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent Dividend Payment Dates for all outstanding shares of our Preferred Stock of any series have been, or contemporaneously are, declared and paid through the most recent Dividend Payment Dates for each share of our Preferred Stock. If full cumulative dividends and distributions due have not been declared and paid on all outstanding shares of Preferred Stock of any series, any dividends and distributions being declared and paid on Offered Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of Preferred Stock on the relevant Dividend Payment Date. No holders of Offered Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.

For so long as any shares of Offered Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of the Offered Preferred Stock and all series of Preferred Stock ranking on parity with the Offered Preferred Stock (including the Series A Term Preferred Stock and Series C Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition have been declared and paid (or have been declared and sufficient funds or Deposit Securities as permitted by the terms of such Preferred Stock for the payment thereof have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Conversion and Paying Agent in accordance with the requirements described herein with respect to outstanding Offered Preferred Stock to be converted pursuant to a mandatory conversion resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Conversion (as defined below) has been given or has been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

Except as required by law, we will not redeem or convert any shares of Offered Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of Preferred Stock of any series (including the Series A Term Preferred Stock and the Series C Term Preferred Stock) ranking on parity with the Offered Preferred Stock with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Offered Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of Preferred Stock (such as the Series A Term Preferred Stock and the Series C Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.

1940 Act Asset Coverage. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 300% (other than certain privately arranged debt). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of our Preferred Stock (including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock) will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Offered Preferred Stock, and any other outstanding shares of Preferred Stock, if any, will be insufficient to permit the payment in full to such holders of Offered Preferred Stock of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of Preferred Stock, then the available assets will be distributed among the holders of such Offered Preferred Stock and such other series of Preferred Stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding share of Offered Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Offered Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.

Neither the sale of all or substantially all of our property or business, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.

Conversion or Redemption

Conversion at the Option of the Holder. At any time prior to the listing of the Offered Preferred Stock on a national securities exchange, shares of the Offered Preferred Stock will be convertible, at the option of the holder of the Offered Preferred Stock (the “Holder Optional Conversion”) as follows:

•	Holder Notice of Conversion: Holders of Offered Preferred Stock may elect to convert their shares of Offered Preferred Stock at any time by delivering to the Company a notice of conversion, or the “Holder Notice of Conversion,” subject to any Holder Optional Conversion Fee.
•	Holder Conversion Deadline: A Holder Notice of Conversion will be effective as of: the 15th calendar day of the month (or, if the 15th calendar day of the month is not a business day, then on the business day immediately following the 15th calendar day) or the last business day of the month, whichever occurs first after a Holder Notice of Conversion is duly received by Preferred Shareholder Services, or a “Holder Conversion Deadline.” A Holder Conversion must be received by the Company on or before the Holder Conversion Deadline to be included in the conversion. If the Holder Notice of Conversion is received after 5:00 p.m. Eastern time on the Holder Conversion Deadline, it becomes effective on the next Holder Conversion Deadline; provided that in connection with a Listing Event, no Holder Conversion Deadline will occur after the Listing Deadline Date (unless the written notice of the Listing Event is revoked, in which case Holder Conversion Deadline will recommence) and any Holder Conversion Notice received after 5:00 p.m. (Eastern time) on the final Holder Conversion Deadline before the Listing Deadline Date will be null and void.
•	Holder Conversion Exercise Date: For all shares of Offered Preferred Stock duly submitted to us for conversion on or before a Holder Conversion Deadline, we will determine the Settlement Amount (defined below) on any business day after such Holder Conversion Deadline but before the next Holder Conversion Deadline (such date, the “Holder Conversion Exercise Date”). Within such period, we may select the Holder Conversion Exercise Date in our sole discretion. We may, in our sole discretion, permit a holder to revoke their Holder Notice of Conversion at any time prior to 5:00 pm, Eastern time, on the business day immediately preceding the Holder Conversion Exercise Date.

With respect to any conversion of the Offered Preferred Stock, we may elect, at our sole discretion and subject to the restrictions and limitations described herein, to pay any portion (or no portion) of the amount owed in cash and settle the remaining portion in shares of our common stock.

The Series AA Preferred Stock is subject to a Holder Optional Conversion Fee if it is converted by its holder within four years of its issuance. The amount of the fee equals a percentage of the maximum offering price disclosed herein based on the year in which the conversion occurs after a share is issued, as follows:

• Prior to the first anniversary of the issuance of such share: 8.00% of the maximum public offering price disclosed herein, which equals $2.00 per share;

• On or after the first anniversary but prior to the second anniversary: 6.00% of the maximum public offering price disclosed herein, which equals $1.50 per share;

• On or after the second anniversary but prior to the third anniversary: 5.00% of the maximum public offering price disclosed herein, which equals $1.25 per share;

• On or after the third anniversary but prior to the fourth anniversary: 4.00% of the maximum public offering price disclosed herein, which equals $1.00 per share;

• On or after the fourth anniversary: 0.00%.

We are permitted to waive the Holder Optional Conversion Fee through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Series AA Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. Although we have retained the right to waive the Holder Optional Conversion Fee in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

We will settle any Holder Optional Conversion by paying or delivering, as the case may be, (A) any portion of the Settlement Amount (as defined below) that we elect to pay in cash and (B) a number of shares of our common stock calculated using a conversion rate, or the “HOC Rate,” equal to (1) the Settlement Amount, minus any portion of the Settlement Amount that we elect to pay in cash, divided by (2) the Conversion Price.

For the Series AA Preferred Stock, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, minus (C) the Holder Optional Conversion Fee applicable on the respective Holder Conversion Deadline, if any.

For the Series AB Preferred Stock, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, but if a holder of shares of Series AB Preferred Stock exercises a Holder Optional Conversion within the first twelve months following the issuance of such shares of Series AB Preferred Stock, the Settlement Amount payable to such holder will be reduced by the aggregate amount of all dividends, whether paid or accrued, on such shares of Series AB Preferred Stock in the three full months prior to the Holder Conversion Exercise Date, if any, or the “Series AB Clawback.” We are permitted to waive the Series AB Clawback at our sole discretion. If we choose to waive the Series AB Clawback in connection with a Holder Optional Conversion and we choose to settle such Holder Optional Conversion wholly or partially in cash, we will publicly announce the terms and duration of such waiver, and such waiver would apply to any holder of Series AB Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. If we choose to settle such Holder Optional Conversion entirely in shares of our common stock, no such announcement will be required and the waiver shall not apply to any additional holder. Although we have retained the right to waive the Series AB Clawback in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

The following table is intended to assist investors in understanding the Liquidation Preference and liquidation preference of a share of Offered Preferred Stock, after factoring in upfront and ongoing fees, and the impact of the Holder Optional Conversion on the Settlement Amount of a share of Series AA Preferred Stock if exercised within four years of the issuance of such share of Series AA Preferred Stock. This table provides only a summary of certain features of the Offered Preferred Stock. Please also refer to “Fees and Expenses” in the accompanying prospectus.

Impact of Holder Optional Conversion on the Settlement Amount of a Share of Series AA Preferred Stock(1)

Settlement Amount per Share
Year 1	$23.00
Year 2	$23.50
Year 3	$23.75
Year 4	$24.00
After Year 4 and beyond	$25.00

(1) Table does not reflect, but Settlement Amount will include, unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date.

We will determine the Conversion Price by reference to the arithmetic average of the daily volume weighted average price per share of our common stock over each of the five consecutive trading days ending on the Holder Conversion Exercise Date or Issuer Conversion Exercise date, as the case may be, as displayed under the heading “Bloomberg VWAP” on Bloomberg page ECC <equity> (or its equivalent successor if such page is not available) in respect of the daily period from the scheduled opening time of the exchange to the scheduled closing time of the exchange (or if such volume-weighted average price is unavailable from such source, we will determine the Conversion Price in good faith and in a commercially reasonable manner). If, as of any date of determination of the Conversion Price, the common stock is not listed or quoted on a national securities exchange or automated quotation system, references to the Conversion Price will instead be determined based on the last quoted bid price for the common stock in the over-the-counter market as reported by OTC Markets Group Inc. or any similar organization, or, if that bid price is not available, the market price of the common stock on that date as determined by an independent financial advisor retained by the Company for such purpose. We do not need stockholder approval in order to issue shares of common stock based on a Conversion Price that is below the then-current NAV per share of our common stock in connection with a Holder Optional Conversion.

In the event that we provide notice of our intent to exercise an Issuer Optional Conversion with respect to shares of Offered Preferred Stock for which a holder has provided a Holder Notice of Conversion, such holder may revoke its notice with respect to such shares of Preferred Stock by delivering, prior to the applicable Holder Conversion Exercise Date, a written notice of revocation to the Company. In the event that we exercise an Issuer Optional Conversion with respect to any shares of Offered Preferred Stock, the holder of such Offered Preferred Stock may instead elect a Holder Optional Conversion (which would be effected at the Conversion Price, which may represent a discount to the then-current NAV per share of our common stock on the date of the conversion) provided that the date of conversion for such Holder Optional Conversion would occur prior to the date of conversion for the Issuer Optional Conversion (which may be effected at a conversion rate based on the NAV per share of our common stock on the date of conversion). See “Conversion at the Option of the Issuer,” “Liquidity Event” and “Listing” below.

Optional Redemption Following Death or Disability of a Holder. Subject to restrictions, beginning on the date of original issuance and ending upon a Listing Event, we will redeem shares of Offered Preferred Stock of a beneficial owner who is a natural person (including a natural person who holds shares of Offered Preferred Stock through an individual retirement account or in a personal or estate planning trust) upon his or her death or disability at the written request of an authorized representative of the beneficial owner or his or her estate at a redemption price equal to the Liquidation Preference, plus an amount equal to any accumulated, accrued and unpaid dividends thereon to, but excluding, the date of such redemption; provided, however, that our obligation to redeem any of the shares of Offered Preferred Stock is limited to the extent that we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law from making such redemption. No conversion fee, including the Holder Optional Conversion Fee, will be charged in connection with the redemption of shares of Offered Preferred Stock upon the death or disability of a beneficial owner. The beneficial owner or the beneficial owner’s estate must hold the Offered Preferred Stock for a minimum of 6 months before their shares of Offered Preferred Stock are eligible for such redemption.

Upon any such redemption request from a beneficial owner or his or her estate upon the death or disability of such beneficial owner, we will pay the redemption price in cash, in exchange for the Offered Preferred Stock. Forms for the exercise of the optional redemption rights described above may be obtained from the Transfer Agent at Computershare Trust Company, N.A. at Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Conversion at the Option of the Issuer. Subject to certain limitations, a share of Offered Preferred Stock may be converted at our option at any time or from time to time for cash or shares of our common stock upon not less than 30 calendar days’ written notice to the holder prior to the date fixed for conversion thereof.

We will settle any Issuer Optional Conversion by paying or delivering, as the case may be, subject to the restrictions and limitations described herein:

(a)	any portion of the IOC Payment (as defined below) that we elect to pay in cash; plus either

(b)	a number of shares of our common stock calculated using a conversion rate, or the “IOC Rate,” equal to (1) the IOC Payment, minus any portion of the IOC Payment that we elect to pay in cash, divided by (2) the Conversion Price, so long as (i) the Conversion Price would not represent a discount to the then-current NAV per share of our common stock or (ii) we have or have obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV; or

(c)	if the Conversion Price would represent a discount to the then-current NAV per share of our common stock and we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV, a number of shares of our common stock calculated using a conversion rate equal to (1) the IOC Payment minus any portion of the IOC Payment that we elect to pay in cash, divided by (2) the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion.

The “IOC Payment” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the date fixed for conversion.

We may use commercially reasonable efforts to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV.

We will not effect an Issuer Optional Conversion prior to the two year anniversary of the date on which a share of Offered Preferred Stock has been issued (provided that following the listing of the Series AA Preferred Stock or Series AB Preferred Stock on a national securities exchange, such date will be the two year anniversary of the first date on which any shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, were issued) unless our Board of Directors determines, in its sole discretion, that the conversion of the Offered Preferred Stock is necessary to comply with the asset coverage requirements of the 1940 Act applicable to the Company (as described below), to cause the Company to maintain the Company’s status as a RIC, to maintain or enhance one or more of the Company’s credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Company.

In connection with an Issuer Optional Conversion, we may use commercially reasonable efforts to maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV. If we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV and the applicable Conversion Price is at a discount to the then-current NAV per share of our common stock, we will settle any conversions in connection with an Issuer Optional Conversion by paying or delivering, as the case may be, (A) any portion of the IOC Payment that we elect to pay in cash and (B) a number of shares of our common stock calculated using a conversion rate equal to (1) (a) the IOC Payment, minus (b) any portion of the IOC Payment that we elect to pay in cash, divided by (2) the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion.

If we exercise an Issuer Optional Conversion for less than all of the outstanding shares of Preferred Stock, then shares of Preferred Stock will be selected for conversion on a pro rata basis or by lot across holders of the series of Preferred Stock selected for conversion; provided that if we exercise the Issuer Optional Conversion prior to the two year anniversary of the issuance of any shares of Offered Preferred Stock, we will first convert on a pro rata basis or by lot the minimum number of shares of Offered Preferred Stock that have been issued for more than two years necessary to achieve our Board of Directors’ objective for the conversion, and, if the conversion of all such shares of Offered Preferred Stock is insufficient to cause us to achieve such objective, we will then convert on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have not been outstanding for two years for us to achieve the objective of our Board of Directors.

In addition, we may purchase shares of Offered Preferred Stock on the open market (if the Offered Preferred Stock has been listed on a national securities exchange) or repurchase shares of Offered Preferred Stock by means of privately negotiated transactions, tender offers or otherwise, in accordance with applicable law.

No Holder Optional Conversion Fee will be charged upon an Issuer Optional Conversion.

We will file a notice of our intention exercise an Issuer Optional Conversion with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

Conversion for Failure to Maintain Asset Coverage. If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Offered Preferred Stock and our other Preferred Stock and such failure is not cured as of the close of business on the Asset Coverage Cure Date, we shall, to the extent permitted under the 1940 Act and Delaware Law, fix a conversion date and proceed to effect an Asset Coverage Conversion or a redemption, as the case may be, of the number of shares of Preferred Stock (which at our discretion may include any number of shares of the Offered Preferred Stock but would not necessarily include shares of the Offered Preferred Stock before other shares of our Preferred Stock) that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) would result in us having asset coverage of at least 200% if the redemption or conversion, as applicable, of such securities were deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date or (2) if fewer, the maximum number of shares of Preferred Stock that can be converted out of funds legally available for such conversion. In connection with any such conversion for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, convert such additional number of shares of Offered Preferred Stock that will result in our having asset coverage of up to and including 285%. If shares of Offered Preferred Stock are to be converted for failure to maintain asset coverage of at least 200%, such shares will be converted at a conversion price equal to the Liquidation Preference plus accumulated but unpaid dividends, if any, on such shares (whether or not declared, but excluding interest on accumulated but unpaid dividends, if any) to, but excluding, the date fixed for such conversion. We will effect a conversion on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the conversion of all of the required number of shares of Offered Preferred Stock which have been designated to be converted or we otherwise are unable to effect such conversion on or prior to 90 calendar days after the Asset Coverage Cure Date, we will convert those shares of Offered Preferred Stock which we were unable to convert on the earliest practicable date on which we are able to effect such conversion.

Conversion Date. The Holder Conversion Exercise Date will be the “Conversion Date” with respect to any Holder Optional Conversion and the date we fix for conversion will be the “Conversion Date” with respect to any Issuer Optional Conversion. A converting holder will cease to be holder of the relevant shares of Offered Preferred Stock as of the close of business on the relevant Conversion Date and will be deemed to be a record holder of any shares of our common stock to be issued in connection with such conversion as of the open of business on the business day immediately following the relevant Conversion date.

Settlement on Conversion. We will settle any conversions by paying or delivering, as the case may be, cash, shares of our common stock or a combination thereof on or about the second Business Day after any Conversion Date. To the extent we elect to settle any conversion obligations by the delivery of shares of our common stock, we will deliver a number of shares of our common stock calculated using the relevant Conversion Rate.

No fractional shares of common stock will be issued upon conversion of any shares of Offered Preferred Stock into shares of common stock. In lieu of fractional shares otherwise issuable, each holder will be entitled to receive an amount in cash equal to the fraction of a share of common stock multiplied by the Conversion Price applicable to such Conversion Date. In order to determine whether the number of shares of common stock to be delivered to a holder upon the conversion of such holder’s shares of Offered Preferred Stock will include a fractional share, such determination will be based on the aggregate number of shares of Offered Preferred Stock of such holder that are being converted on any single Conversion Date. Notwithstanding the foregoing, if, on any Conversion Date, the Company is prohibited from making any cash distribution pursuant to the 1940 Act or the terms of the Company’s senior securities then outstanding, no fractional shares will be issued and no cash in lieu of fractional shares will be paid and the amount of shares of common stock to be delivered to a holder upon conversion will be rounded down to the nearest whole share of common stock.

Forms for the exercise of the optional conversion rights described above may be obtained from our transfer agent, Computershare Trust Company, N.A. at Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Liquidity Event. Our Board of Directors will consider from time to time whether to undertake a Liquidity Event. If our Board of Directors decides to undertake a Listing Event, we will provide to holders of the Offered Preferred Stock a Listing Notice providing no less than 60 days’ written notice of the decision to list the Series AA Preferred Stock, the Series AB Preferred Stock, or both, as the case may be.

The Listing Notice will specify the Listing Date, the Listing Deadline Date and the date of the final Holder Conversion Notice Date occurring prior to the Listing Deadline Date. If the Company fails to cause the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, to be listed on a national stock exchange within 30 days after the Listing Date set forth in the Listing Notice, the Listing Notice will be automatically revoked and the Company will deliver a new Listing Notice not less than 60 calendar days prior to a newly designated Listing Date.

Conversion Procedures. We will file a notice of our intention to convert with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

If we determine to or are required to convert, in whole or in part, shares of Offered Preferred Stock as described herein other than in connection with a Holder Optional Conversion, we will deliver a notice of conversion, or “Notice of Conversion,” by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Offered Preferred Stock to be converted, or request the Conversion and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Notice of Conversion will be provided not more than 60 calendar days prior to the date fixed for conversion in such Notice of Conversion, or the “Conversion Date.” If fewer than all of the outstanding shares of Offered Preferred Stock are to be converted pursuant to the mandatory conversion provisions triggered by our failure to maintain the required asset coverage, the shares of Offered Preferred Stock to be converted will be selected either (1) pro rata among Offered Preferred Stock or (2) by lot. If fewer than all shares of Offered Preferred Stock held by any holder are to be redeemed or converted, the Notice of Conversion mailed to such holder will also specify the number of shares of Offered Preferred Stock to be converted or the method of determining such number. We may provide in any Notice of Conversion relating to a conversion contemplated to be effected pursuant to the applicable certificate of designation for the Offered Preferred Stock that such conversion is subject to one or more conditions precedent and that we will not be required to effect such conversion unless each such condition has been satisfied. No defect in any Notice of Conversion or delivery thereof will affect the validity of conversion proceedings except as required by applicable law.

If we give a Notice of Conversion, then at any time from and after the giving of such Notice of Conversion and prior to 12:00 noon, New York City time, on the Conversion Date (so long as any conditions precedent to such conversion have been met or waived by us), we will (i) deposit with the Conversion and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the conversion price of the shares of Offered Preferred Stock to be converted on the Conversion Date and (ii) give the Conversion and Paying Agent irrevocable instructions and authority to pay the applicable or conversion price to the holders of shares of Offered Preferred Stock called for conversion on the Conversion Date.

Upon the date of the deposit of Deposit Securities by us for purposes of conversion of shares of Offered Preferred Stock, all rights of the holders of Offered Preferred Stock so called for conversion will cease and terminate except the right of the holders thereof to receive the applicable conversion price and such shares of Offered Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Conversion Date and other than the accumulation of dividends on such stock in accordance with the terms of the Offered Preferred Stock up to, but excluding, the applicable Conversion Date). We will be entitled to receive, promptly after the Conversion Date, any Deposit Securities in excess of the aggregate or conversion price of shares of Offered Preferred Stock called for conversion on the Conversion Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Conversion Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Offered Preferred Stock so called for conversion can look only to us for payment of the conversion price. We will be entitled to receive, from time to time after the Conversion Date, any interest on the Deposit Securities so deposited.

If any conversion for which a Notice of Conversion has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such conversion will be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Conversion and Paying Agent the applicable conversion price with respect to any shares where (1) the Notice of Conversion relating to such conversion provided that such conversion was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Notice of Conversion. Notwithstanding the fact that a Notice of Conversion has been provided with respect to any shares of Offered Preferred Stock, dividends may be declared and paid on such shares of Offered Preferred Stock in accordance with their terms if Deposit Securities for the payment of the conversion price of such shares of Offered Preferred Stock have not been deposited in trust with the Conversion and Paying Agent for that purpose.

We may, in our sole discretion and without a stockholder vote, modify the conversion procedures with respect to notification of conversion for the Offered Preferred Stock, provided that such modification does not materially and adversely affect the holders of Offered Preferred Stock or cause us to violate any applicable law, rule or regulation.

Issuance Date Consolidation. All the shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, that are sold to investors on a given settlement date will, as a group, be assigned a unique CUSIP number. We have the right pursuant to the terms of the Offered Preferred Stock, and without stockholder approval, to combine the shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, issued during a six month period into a single CUSIP number, provided that the deemed issuance date for such combined group of shares will be on the earliest actual issuance date for any shares of Offered Preferred Stock during such six month period and no earlier than six months prior to the date on which such shares of Offered Preferred Stock were originally issued. If we exercise this right, shares of Offered Preferred Stock that were issued later during a six month period will benefit because the dates on which the Holder Optional Conversion Fee or Series AB Clawback applicable to the Offered Preferred Stock will be reduced or terminated will occur sooner for such shares than it would have if we did not exercise this right. However, for shares of Offered Preferred Stock issued later in the six month period, the exercise of such right will permit us to exercise an Issuer Optional Conversion, and to settle an Issuer Optional Conversion in cash, without constraint sooner than if we did not exercise such right. Such combination of shares of Offered Preferred Stock may be effected through a mandatory tender, exchange, conversion or other reorganization transaction and in such transaction cash may be issued in lieu of fractional shares.

Voting Rights

Except for matters that do not require the vote of holders of the Offered Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Offered Preferred Stock will be entitled to one vote for each share of Offered Preferred Stock held on each matter submitted to a vote of our stockholders, and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock, and shares of our common stock will vote together as a single class on all matters submitted to stockholders.

In addition, the holders of our Preferred Stock (including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock), voting as a separate class, will have the right to elect two Preferred Directors at all times (regardless of the number of directors serving on our Board of Directors). The holders of outstanding shares of our common stock together with the holders of outstanding shares of our Preferred Stock, voting together as a single class, will elect the remaining members of our Board of Directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders.

Notwithstanding the foregoing, if (1) as of the close of business on any Dividend Payment Date for dividends on any outstanding share of any series of our Preferred Stock, including any outstanding shares of the Offered Preferred Stock, accumulated dividends (whether or not earned or declared) on such share of Preferred Stock equal to at least two full years’ dividends are due and unpaid and sufficient cash or specified securities have not been deposited with the Conversion and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of Offered Preferred Stock, together with holders of shares of any of our outstanding Preferred Stock, are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our Board of Directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of Preferred Stock, including the Offered Preferred Stock, for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above will cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of our Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all New Preferred Directors will terminate automatically. Any Preferred Stock issued after the date hereof will vote with the Offered Preferred Stock as a single class on the matters described above, and the issuance of any other Preferred Stock by us may reduce the voting power of the holders of the Offered Preferred Stock.

As soon as practicable after the accrual of any right of the holders of shares of Preferred Stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Conversion and Paying Agent and/or such other person as is specified in the terms of such Preferred Stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting will be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of Preferred Stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.

Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our Preferred Stock or the holders thereof and (2) so long as any shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, or the holders thereof differently from shares of any other outstanding series of our Preferred Stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” below will not be considered to materially and adversely affect the rights and preferences of any holder of our Preferred Stock, and (ii) a division of a share of Preferred Stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such Preferred Stock. No matter will be deemed to adversely affect any preference, right or power of a share of Preferred Stock, including the Offered Preferred Stock or the holders of Offered Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of Preferred Stock, or (ii) creates, alters or abolishes any right in respect of redemption of the Preferred Stock or the applicable series thereof (other than as a result of a division of a share of Preferred Stock). So long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the Preferred Stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.

The affirmative vote of the holders of at least a “majority of the shares of our Preferred Stock,” including the shares of the Series A Term Preferred Stock, Series C Term Preferred Stock and the Offered Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of Preferred Stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of Preferred Stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.

For purposes of determining any rights of the holders of Offered Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Offered Preferred Stock, by statute or otherwise, no holder of the Offered Preferred Stock will be entitled to vote any shares of the Offered Preferred Stock and no share of the Offered Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Offered Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Offered Preferred Stock will have been irrevocably deposited with the Conversion and Paying Agent for that purpose. No shares of Offered Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

Unless otherwise required by law or our certificate of incorporation, holders of the Offered Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Offered Preferred Stock. The holders of shares of Offered Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Offered Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Offered Preferred Stock, pay dividends at the Default Rate as discussed above.

Issuance of Additional Preferred Stock

So long as any shares of Offered Preferred Stock are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Section 18 of the 1940 Act, ranking on parity with the Offered Preferred Stock as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, including additional series of Preferred Stock, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding (including additional shares of the Offered Preferred Stock) or so established and created, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional Preferred Stock and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Stock with such proceeds, have asset coverage of at least 200%.

Actions on Other than Business Days

Unless otherwise provided in the certificate of designation for the Offered Preferred Stock, if the date for making any payment, performing any act or exercising any right is not a business day (i.e., a calendar day on which the NYSE is open for trading), such payment will be made, act performed or right exercised on the next succeeding business day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount will accrue for the period between such nominal date and the date of payment.

Modification

Without the consent of any holders of the Offered Preferred Stock, our Board of Directors may amend or modify these terms of the Offered Preferred Stock, subject to applicable law, (i) to supply any omission, or cure, correct or supplement any ambiguous, defective or inconsistent provision of such terms, to the extent not adverse to any holder of shares of Offered Preferred Stock; (ii) to the extent the Board of Directors deems necessary to conform the terms of the Offered Preferred Stock to the requirements of applicable law, including the 1940 Act; (iii) to designate additional series of shares of Preferred Stock (and the terms relating thereto) and/or reallocate shares between series; and (iv) for the purpose of converting, exchanging, reorganizing or combining two or more series of shares of Preferred Stock into a single series of shares of Preferred Stock having materially the same rights, preferences or privileges as the Offered Preferred Stock, including in connection with a Listing Event, and may cause the Corporation to conduct a mandatory tender, exchange, conversion, or other reorganization for the purpose of effecting such combination into a single series of shares of Preferred Stock, which conversion, combination, exchange or reorganization shall not be deemed to materially and adversely affect the rights, preferences or privileges of the shares or of one or more series of the Preferred Stock, notwithstanding that in connection with any such conversion, combination, exchange or reorganization holders may receive cash in lieu of fractional shares, and which conversion, combination, exchange or reorganization shall be effective at such time as approved by the Board of Directors.

Security Title [Text Block]	DESCRIPTION OF THE OFFERED PREFERRED STOCK
Security Dividends [Text Block]

Dividends

General. Holders of the Offered Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Dividend Rate of 6.00% of the Liquidation Preference, or $1.50 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our Board of Directors out of funds legally available for payment, in parity with dividends and distributions to holders of the Series A Term Preferred Stock, Series C Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends on the shares of Offered Preferred Stock offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every month, or the “Dividend Payment Date,” commencing on April 30, 2026. Dividends on the Offered Preferred Stock will be computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the shares of Offered Preferred Stock on any date prior to the end of a Dividend Period, and for the initial Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.

Dividend Reinvestment Plan. Under our DRIP, each holder of at least one full share of our Offered Preferred Stock will be automatically enrolled in our DRIP and distributions on shares of our Offered Preferred Stock are automatically reinvested in additional shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, at a 5% discount to the Liquidation Preference by the DRIP Agent, unless the holder opts out of our DRIP. Holders of our Offered Preferred Stock who receive distributions in the form of additional shares of our Offered Preferred Stock are nonetheless subject to the applicable federal, state or local taxes on the reinvested distribution but will not receive a corresponding cash distribution with which to pay any applicable tax. Shares of Offered Preferred Stock received through our DRIP will have the same original issue date for purposes of the Holder Optional Conversion Fee and for other terms of the Offered Preferred Stock based on issuance date as the Offered Preferred Stock for which the dividend was declared. Distributions that are reinvested through the issuance of new shares increase our stockholders’ equity on which a management fee is payable to the Adviser. If we declare a distribution payable in cash, holders of shares of our Offered Preferred Stock who opt out of participation in our DRIP (including those holders whose shares are held through a broker or other nominee who has opted out of participation in our DRIP) generally will receive such distributions in cash. For more information on our DRIP, please contact our DRIP Agent.

Dividend Periods. For each share of Offered Preferred Stock, (a) if such share is issued before the Record Date (as defined below) for the Dividend Period in which such share is issued, dividends and distributions on such share of Offered Preferred Stock will accumulate from the first day of such Dividend Period and (b) if such share is issued after the Record Date for the Dividend Period in which such share is issued, dividends and distributions on such share of Offered Preferred Stock will accumulate from the date of issuance of such share. Dividends will be payable monthly in arrears on the Dividend Payment Date and upon redemption or conversion of the Offered Preferred Stock. Dividends with respect to any monthly Dividend Period will be declared and paid to holders of record of Offered Preferred Stock as their names appear on our registration books as of the close of business on the applicable record date, which will be a date designated by our Board of Directors that is not more than 20 nor less than 7 calendar days prior to the applicable Dividend Payment Date, each a “Record Date.”

Only holders of Offered Preferred Stock on the record date for a Dividend Period will be entitled to receive dividends and distributions payable with respect to such Dividend Period, and holders of Offered Preferred Stock who sell shares before such a record date and purchasers of Offered Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Offered Preferred Stock.

Mechanics of Payment of Dividends. Dividends will be paid by the Redemption and Payment Agent to the holders of Offered Preferred Stock as their names appear on our registration books on the applicable record date preceding the applicable Dividend Payment Date. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Offered Preferred Stock as their names appear on our registration books on such date, which date will not be more than 20 nor less than 7 calendar days before the payment date, as may be fixed by our Board of Directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Offered Preferred Stock which may be in arrears. We do not intend to establish any reserves for the payment of dividends.

Upon our failure to pay dividends for at least two years, the holders of Offered Preferred Stock will acquire certain additional voting rights. See “Voting Rights” below. Such rights will be the exclusive remedy of the holders of Offered Preferred Stock upon any failure to pay dividends on Offered Preferred Stock.

Restrictions on Dividend, Redemption, Conversion, Other Payments and Issuance of Debt. No full dividends and distributions will be declared or paid on shares of the Offered Preferred Stock for any Dividend Period, or a part of a Dividend Period, unless the full cumulative dividends and distributions due through the most recent Dividend Payment Dates for all outstanding shares of our Preferred Stock of any series have been, or contemporaneously are, declared and paid through the most recent Dividend Payment Dates for each share of our Preferred Stock. If full cumulative dividends and distributions due have not been declared and paid on all outstanding shares of Preferred Stock of any series, any dividends and distributions being declared and paid on Offered Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of Preferred Stock on the relevant Dividend Payment Date. No holders of Offered Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.

For so long as any shares of Offered Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of the Offered Preferred Stock and all series of Preferred Stock ranking on parity with the Offered Preferred Stock (including the Series A Term Preferred Stock and Series C Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition have been declared and paid (or have been declared and sufficient funds or Deposit Securities as permitted by the terms of such Preferred Stock for the payment thereof have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Conversion and Paying Agent in accordance with the requirements described herein with respect to outstanding Offered Preferred Stock to be converted pursuant to a mandatory conversion resulting from the failure to comply with the asset coverage requirements as described below for which a Notice of Conversion (as defined below) has been given or has been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

Except as required by law, we will not redeem or convert any shares of Offered Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of Preferred Stock of any series (including the Series A Term Preferred Stock and the Series C Term Preferred Stock) ranking on parity with the Offered Preferred Stock with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Offered Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of Preferred Stock (such as the Series A Term Preferred Stock and the Series C Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.

1940 Act Asset Coverage. Under the 1940 Act, we may not (1) declare any dividend with respect to any Preferred Stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem Preferred Stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 300% (other than certain privately arranged debt). “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Security Voting Rights [Text Block]

Voting Rights

Except for matters that do not require the vote of holders of the Offered Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Offered Preferred Stock will be entitled to one vote for each share of Offered Preferred Stock held on each matter submitted to a vote of our stockholders, and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock, and shares of our common stock will vote together as a single class on all matters submitted to stockholders.

In addition, the holders of our Preferred Stock (including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock), voting as a separate class, will have the right to elect two Preferred Directors at all times (regardless of the number of directors serving on our Board of Directors). The holders of outstanding shares of our common stock together with the holders of outstanding shares of our Preferred Stock, voting together as a single class, will elect the remaining members of our Board of Directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders.

Notwithstanding the foregoing, if (1) as of the close of business on any Dividend Payment Date for dividends on any outstanding share of any series of our Preferred Stock, including any outstanding shares of the Offered Preferred Stock, accumulated dividends (whether or not earned or declared) on such share of Preferred Stock equal to at least two full years’ dividends are due and unpaid and sufficient cash or specified securities have not been deposited with the Conversion and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of Offered Preferred Stock, together with holders of shares of any of our outstanding Preferred Stock, are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our Board of Directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of Preferred Stock, including the Offered Preferred Stock, for all past Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above will cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of our Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all New Preferred Directors will terminate automatically. Any Preferred Stock issued after the date hereof will vote with the Offered Preferred Stock as a single class on the matters described above, and the issuance of any other Preferred Stock by us may reduce the voting power of the holders of the Offered Preferred Stock.

As soon as practicable after the accrual of any right of the holders of shares of Preferred Stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Conversion and Paying Agent and/or such other person as is specified in the terms of such Preferred Stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting will be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of Preferred Stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.

Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our Preferred Stock or the holders thereof and (2) so long as any shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, or the holders thereof differently from shares of any other outstanding series of our Preferred Stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” below will not be considered to materially and adversely affect the rights and preferences of any holder of our Preferred Stock, and (ii) a division of a share of Preferred Stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such Preferred Stock. No matter will be deemed to adversely affect any preference, right or power of a share of Preferred Stock, including the Offered Preferred Stock or the holders of Offered Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of Preferred Stock, or (ii) creates, alters or abolishes any right in respect of redemption of the Preferred Stock or the applicable series thereof (other than as a result of a division of a share of Preferred Stock). So long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the Preferred Stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.

The affirmative vote of the holders of at least a “majority of the shares of our Preferred Stock,” including the shares of the Series A Term Preferred Stock, Series C Term Preferred Stock and the Offered Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of Preferred Stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of Preferred Stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.

For purposes of determining any rights of the holders of Offered Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Offered Preferred Stock, by statute or otherwise, no holder of the Offered Preferred Stock will be entitled to vote any shares of the Offered Preferred Stock and no share of the Offered Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Offered Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Offered Preferred Stock will have been irrevocably deposited with the Conversion and Paying Agent for that purpose. No shares of Offered Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

Unless otherwise required by law or our certificate of incorporation, holders of the Offered Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Offered Preferred Stock. The holders of shares of Offered Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Offered Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Offered Preferred Stock, pay dividends at the Default Rate as discussed above.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of our Preferred Stock (including the Series A Term Preferred Stock, the Series C Term Preferred Stock and the Offered Preferred Stock) will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Offered Preferred Stock, and any other outstanding shares of Preferred Stock, if any, will be insufficient to permit the payment in full to such holders of Offered Preferred Stock of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of Preferred Stock, then the available assets will be distributed among the holders of such Offered Preferred Stock and such other series of Preferred Stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Liquidation Preference on each outstanding share of Offered Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Offered Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.

Neither the sale of all or substantially all of our property or business, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.

Security Preemptive and Other Rights [Text Block]

Conversion or Redemption

Conversion at the Option of the Holder. At any time prior to the listing of the Offered Preferred Stock on a national securities exchange, shares of the Offered Preferred Stock will be convertible, at the option of the holder of the Offered Preferred Stock (the “Holder Optional Conversion”) as follows:

•	Holder Notice of Conversion: Holders of Offered Preferred Stock may elect to convert their shares of Offered Preferred Stock at any time by delivering to the Company a notice of conversion, or the “Holder Notice of Conversion,” subject to any Holder Optional Conversion Fee.
•	Holder Conversion Deadline: A Holder Notice of Conversion will be effective as of: the 15th calendar day of the month (or, if the 15th calendar day of the month is not a business day, then on the business day immediately following the 15th calendar day) or the last business day of the month, whichever occurs first after a Holder Notice of Conversion is duly received by Preferred Shareholder Services, or a “Holder Conversion Deadline.” A Holder Conversion must be received by the Company on or before the Holder Conversion Deadline to be included in the conversion. If the Holder Notice of Conversion is received after 5:00 p.m. Eastern time on the Holder Conversion Deadline, it becomes effective on the next Holder Conversion Deadline; provided that in connection with a Listing Event, no Holder Conversion Deadline will occur after the Listing Deadline Date (unless the written notice of the Listing Event is revoked, in which case Holder Conversion Deadline will recommence) and any Holder Conversion Notice received after 5:00 p.m. (Eastern time) on the final Holder Conversion Deadline before the Listing Deadline Date will be null and void.
•	Holder Conversion Exercise Date: For all shares of Offered Preferred Stock duly submitted to us for conversion on or before a Holder Conversion Deadline, we will determine the Settlement Amount (defined below) on any business day after such Holder Conversion Deadline but before the next Holder Conversion Deadline (such date, the “Holder Conversion Exercise Date”). Within such period, we may select the Holder Conversion Exercise Date in our sole discretion. We may, in our sole discretion, permit a holder to revoke their Holder Notice of Conversion at any time prior to 5:00 pm, Eastern time, on the business day immediately preceding the Holder Conversion Exercise Date.

With respect to any conversion of the Offered Preferred Stock, we may elect, at our sole discretion and subject to the restrictions and limitations described herein, to pay any portion (or no portion) of the amount owed in cash and settle the remaining portion in shares of our common stock.

The Series AA Preferred Stock is subject to a Holder Optional Conversion Fee if it is converted by its holder within four years of its issuance. The amount of the fee equals a percentage of the maximum offering price disclosed herein based on the year in which the conversion occurs after a share is issued, as follows:

• Prior to the first anniversary of the issuance of such share: 8.00% of the maximum public offering price disclosed herein, which equals $2.00 per share;

• On or after the first anniversary but prior to the second anniversary: 6.00% of the maximum public offering price disclosed herein, which equals $1.50 per share;

• On or after the second anniversary but prior to the third anniversary: 5.00% of the maximum public offering price disclosed herein, which equals $1.25 per share;

• On or after the third anniversary but prior to the fourth anniversary: 4.00% of the maximum public offering price disclosed herein, which equals $1.00 per share;

• On or after the fourth anniversary: 0.00%.

We are permitted to waive the Holder Optional Conversion Fee through public announcement of the terms and duration of such waiver. Any such waiver would apply to any holder of Series AA Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. Although we have retained the right to waive the Holder Optional Conversion Fee in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

We will settle any Holder Optional Conversion by paying or delivering, as the case may be, (A) any portion of the Settlement Amount (as defined below) that we elect to pay in cash and (B) a number of shares of our common stock calculated using a conversion rate, or the “HOC Rate,” equal to (1) the Settlement Amount, minus any portion of the Settlement Amount that we elect to pay in cash, divided by (2) the Conversion Price.

For the Series AA Preferred Stock, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, minus (C) the Holder Optional Conversion Fee applicable on the respective Holder Conversion Deadline, if any.

For the Series AB Preferred Stock, “Settlement Amount” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date, but if a holder of shares of Series AB Preferred Stock exercises a Holder Optional Conversion within the first twelve months following the issuance of such shares of Series AB Preferred Stock, the Settlement Amount payable to such holder will be reduced by the aggregate amount of all dividends, whether paid or accrued, on such shares of Series AB Preferred Stock in the three full months prior to the Holder Conversion Exercise Date, if any, or the “Series AB Clawback.” We are permitted to waive the Series AB Clawback at our sole discretion. If we choose to waive the Series AB Clawback in connection with a Holder Optional Conversion and we choose to settle such Holder Optional Conversion wholly or partially in cash, we will publicly announce the terms and duration of such waiver, and such waiver would apply to any holder of Series AB Preferred Stock qualifying for the waiver and exercising a Holder Optional Conversion during the pendency of the term of such waiver. If we choose to settle such Holder Optional Conversion entirely in shares of our common stock, no such announcement will be required and the waiver shall not apply to any additional holder. Although we have retained the right to waive the Series AB Clawback in the manner described above, we are not required to establish any such waivers and we may never establish any such waivers.

The following table is intended to assist investors in understanding the Liquidation Preference and liquidation preference of a share of Offered Preferred Stock, after factoring in upfront and ongoing fees, and the impact of the Holder Optional Conversion on the Settlement Amount of a share of Series AA Preferred Stock if exercised within four years of the issuance of such share of Series AA Preferred Stock. This table provides only a summary of certain features of the Offered Preferred Stock. Please also refer to “Fees and Expenses” in the accompanying prospectus.

Impact of Holder Optional Conversion on the Settlement Amount of a Share of Series AA Preferred Stock(1)

Settlement Amount per Share
Year 1	$23.00
Year 2	$23.50
Year 3	$23.75
Year 4	$24.00
After Year 4 and beyond	$25.00

(1) Table does not reflect, but Settlement Amount will include, unpaid dividends accrued to, but not including, the Holder Conversion Exercise Date.

We will determine the Conversion Price by reference to the arithmetic average of the daily volume weighted average price per share of our common stock over each of the five consecutive trading days ending on the Holder Conversion Exercise Date or Issuer Conversion Exercise date, as the case may be, as displayed under the heading “Bloomberg VWAP” on Bloomberg page ECC <equity> (or its equivalent successor if such page is not available) in respect of the daily period from the scheduled opening time of the exchange to the scheduled closing time of the exchange (or if such volume-weighted average price is unavailable from such source, we will determine the Conversion Price in good faith and in a commercially reasonable manner). If, as of any date of determination of the Conversion Price, the common stock is not listed or quoted on a national securities exchange or automated quotation system, references to the Conversion Price will instead be determined based on the last quoted bid price for the common stock in the over-the-counter market as reported by OTC Markets Group Inc. or any similar organization, or, if that bid price is not available, the market price of the common stock on that date as determined by an independent financial advisor retained by the Company for such purpose. We do not need stockholder approval in order to issue shares of common stock based on a Conversion Price that is below the then-current NAV per share of our common stock in connection with a Holder Optional Conversion.

In the event that we provide notice of our intent to exercise an Issuer Optional Conversion with respect to shares of Offered Preferred Stock for which a holder has provided a Holder Notice of Conversion, such holder may revoke its notice with respect to such shares of Preferred Stock by delivering, prior to the applicable Holder Conversion Exercise Date, a written notice of revocation to the Company. In the event that we exercise an Issuer Optional Conversion with respect to any shares of Offered Preferred Stock, the holder of such Offered Preferred Stock may instead elect a Holder Optional Conversion (which would be effected at the Conversion Price, which may represent a discount to the then-current NAV per share of our common stock on the date of the conversion) provided that the date of conversion for such Holder Optional Conversion would occur prior to the date of conversion for the Issuer Optional Conversion (which may be effected at a conversion rate based on the NAV per share of our common stock on the date of conversion). See “Conversion at the Option of the Issuer,” “Liquidity Event” and “Listing” below.

Optional Redemption Following Death or Disability of a Holder. Subject to restrictions, beginning on the date of original issuance and ending upon a Listing Event, we will redeem shares of Offered Preferred Stock of a beneficial owner who is a natural person (including a natural person who holds shares of Offered Preferred Stock through an individual retirement account or in a personal or estate planning trust) upon his or her death or disability at the written request of an authorized representative of the beneficial owner or his or her estate at a redemption price equal to the Liquidation Preference, plus an amount equal to any accumulated, accrued and unpaid dividends thereon to, but excluding, the date of such redemption; provided, however, that our obligation to redeem any of the shares of Offered Preferred Stock is limited to the extent that we do not have sufficient funds available to fund any such redemption or we are restricted by applicable law from making such redemption. No conversion fee, including the Holder Optional Conversion Fee, will be charged in connection with the redemption of shares of Offered Preferred Stock upon the death or disability of a beneficial owner. The beneficial owner or the beneficial owner’s estate must hold the Offered Preferred Stock for a minimum of 6 months before their shares of Offered Preferred Stock are eligible for such redemption.

Upon any such redemption request from a beneficial owner or his or her estate upon the death or disability of such beneficial owner, we will pay the redemption price in cash, in exchange for the Offered Preferred Stock. Forms for the exercise of the optional redemption rights described above may be obtained from the Transfer Agent at Computershare Trust Company, N.A. at Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Conversion at the Option of the Issuer. Subject to certain limitations, a share of Offered Preferred Stock may be converted at our option at any time or from time to time for cash or shares of our common stock upon not less than 30 calendar days’ written notice to the holder prior to the date fixed for conversion thereof.

We will settle any Issuer Optional Conversion by paying or delivering, as the case may be, subject to the restrictions and limitations described herein:

(a)	any portion of the IOC Payment (as defined below) that we elect to pay in cash; plus either

(b)	a number of shares of our common stock calculated using a conversion rate, or the “IOC Rate,” equal to (1) the IOC Payment, minus any portion of the IOC Payment that we elect to pay in cash, divided by (2) the Conversion Price, so long as (i) the Conversion Price would not represent a discount to the then-current NAV per share of our common stock or (ii) we have or have obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV; or

(c)	if the Conversion Price would represent a discount to the then-current NAV per share of our common stock and we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV, a number of shares of our common stock calculated using a conversion rate equal to (1) the IOC Payment minus any portion of the IOC Payment that we elect to pay in cash, divided by (2) the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion.

The “IOC Payment” means (A) the Liquidation Preference, plus (B) unpaid dividends accrued to, but not including, the date fixed for conversion.

We may use commercially reasonable efforts to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV.

We will not effect an Issuer Optional Conversion prior to the two year anniversary of the date on which a share of Offered Preferred Stock has been issued (provided that following the listing of the Series AA Preferred Stock or Series AB Preferred Stock on a national securities exchange, such date will be the two year anniversary of the first date on which any shares of the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, were issued) unless our Board of Directors determines, in its sole discretion, that the conversion of the Offered Preferred Stock is necessary to comply with the asset coverage requirements of the 1940 Act applicable to the Company (as described below), to cause the Company to maintain the Company’s status as a RIC, to maintain or enhance one or more of the Company’s credit ratings, to help comply with regulatory or other obligations, to achieve a strategic transaction, or to improve the liquidity position of the Company.

In connection with an Issuer Optional Conversion, we may use commercially reasonable efforts to maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV. If we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV and the applicable Conversion Price is at a discount to the then-current NAV per share of our common stock, we will settle any conversions in connection with an Issuer Optional Conversion by paying or delivering, as the case may be, (A) any portion of the IOC Payment that we elect to pay in cash and (B) a number of shares of our common stock calculated using a conversion rate equal to (1) (a) the IOC Payment, minus (b) any portion of the IOC Payment that we elect to pay in cash, divided by (2) the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion.

If we exercise an Issuer Optional Conversion for less than all of the outstanding shares of Preferred Stock, then shares of Preferred Stock will be selected for conversion on a pro rata basis or by lot across holders of the series of Preferred Stock selected for conversion; provided that if we exercise the Issuer Optional Conversion prior to the two year anniversary of the issuance of any shares of Offered Preferred Stock, we will first convert on a pro rata basis or by lot the minimum number of shares of Offered Preferred Stock that have been issued for more than two years necessary to achieve our Board of Directors’ objective for the conversion, and, if the conversion of all such shares of Offered Preferred Stock is insufficient to cause us to achieve such objective, we will then convert on a pro rata basis or by lot the minimum number of shares of Preferred Stock that have not been outstanding for two years for us to achieve the objective of our Board of Directors.

In addition, we may purchase shares of Offered Preferred Stock on the open market (if the Offered Preferred Stock has been listed on a national securities exchange) or repurchase shares of Offered Preferred Stock by means of privately negotiated transactions, tender offers or otherwise, in accordance with applicable law.

No Holder Optional Conversion Fee will be charged upon an Issuer Optional Conversion.

We will file a notice of our intention exercise an Issuer Optional Conversion with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

Conversion for Failure to Maintain Asset Coverage. If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Offered Preferred Stock and our other Preferred Stock and such failure is not cured as of the close of business on the Asset Coverage Cure Date, we shall, to the extent permitted under the 1940 Act and Delaware Law, fix a conversion date and proceed to effect an Asset Coverage Conversion or a redemption, as the case may be, of the number of shares of Preferred Stock (which at our discretion may include any number of shares of the Offered Preferred Stock but would not necessarily include shares of the Offered Preferred Stock before other shares of our Preferred Stock) that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) would result in us having asset coverage of at least 200% if the redemption or conversion, as applicable, of such securities were deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date or (2) if fewer, the maximum number of shares of Preferred Stock that can be converted out of funds legally available for such conversion. In connection with any such conversion for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, convert such additional number of shares of Offered Preferred Stock that will result in our having asset coverage of up to and including 285%. If shares of Offered Preferred Stock are to be converted for failure to maintain asset coverage of at least 200%, such shares will be converted at a conversion price equal to the Liquidation Preference plus accumulated but unpaid dividends, if any, on such shares (whether or not declared, but excluding interest on accumulated but unpaid dividends, if any) to, but excluding, the date fixed for such conversion. We will effect a conversion on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the conversion of all of the required number of shares of Offered Preferred Stock which have been designated to be converted or we otherwise are unable to effect such conversion on or prior to 90 calendar days after the Asset Coverage Cure Date, we will convert those shares of Offered Preferred Stock which we were unable to convert on the earliest practicable date on which we are able to effect such conversion.

Conversion Date. The Holder Conversion Exercise Date will be the “Conversion Date” with respect to any Holder Optional Conversion and the date we fix for conversion will be the “Conversion Date” with respect to any Issuer Optional Conversion. A converting holder will cease to be holder of the relevant shares of Offered Preferred Stock as of the close of business on the relevant Conversion Date and will be deemed to be a record holder of any shares of our common stock to be issued in connection with such conversion as of the open of business on the business day immediately following the relevant Conversion date.

Settlement on Conversion. We will settle any conversions by paying or delivering, as the case may be, cash, shares of our common stock or a combination thereof on or about the second Business Day after any Conversion Date. To the extent we elect to settle any conversion obligations by the delivery of shares of our common stock, we will deliver a number of shares of our common stock calculated using the relevant Conversion Rate.

No fractional shares of common stock will be issued upon conversion of any shares of Offered Preferred Stock into shares of common stock. In lieu of fractional shares otherwise issuable, each holder will be entitled to receive an amount in cash equal to the fraction of a share of common stock multiplied by the Conversion Price applicable to such Conversion Date. In order to determine whether the number of shares of common stock to be delivered to a holder upon the conversion of such holder’s shares of Offered Preferred Stock will include a fractional share, such determination will be based on the aggregate number of shares of Offered Preferred Stock of such holder that are being converted on any single Conversion Date. Notwithstanding the foregoing, if, on any Conversion Date, the Company is prohibited from making any cash distribution pursuant to the 1940 Act or the terms of the Company’s senior securities then outstanding, no fractional shares will be issued and no cash in lieu of fractional shares will be paid and the amount of shares of common stock to be delivered to a holder upon conversion will be rounded down to the nearest whole share of common stock.

Forms for the exercise of the optional conversion rights described above may be obtained from our transfer agent, Computershare Trust Company, N.A. at Computershare Trust Company, N.A., P.O. Box 43007 Providence, RI 02940-3006.

Liquidity Event. Our Board of Directors will consider from time to time whether to undertake a Liquidity Event. If our Board of Directors decides to undertake a Listing Event, we will provide to holders of the Offered Preferred Stock a Listing Notice providing no less than 60 days’ written notice of the decision to list the Series AA Preferred Stock, the Series AB Preferred Stock, or both, as the case may be.

The Listing Notice will specify the Listing Date, the Listing Deadline Date and the date of the final Holder Conversion Notice Date occurring prior to the Listing Deadline Date. If the Company fails to cause the Series AA Preferred Stock or Series AB Preferred Stock, as applicable, to be listed on a national stock exchange within 30 days after the Listing Date set forth in the Listing Notice, the Listing Notice will be automatically revoked and the Company will deliver a new Listing Notice not less than 60 calendar days prior to a newly designated Listing Date.

Conversion Procedures. We will file a notice of our intention to convert with the SEC so as to provide the 30-calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.

If we determine to or are required to convert, in whole or in part, shares of Offered Preferred Stock as described herein other than in connection with a Holder Optional Conversion, we will deliver a notice of conversion, or “Notice of Conversion,” by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Offered Preferred Stock to be converted, or request the Conversion and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Notice of Conversion will be provided not more than 60 calendar days prior to the date fixed for conversion in such Notice of Conversion, or the “Conversion Date.” If fewer than all of the outstanding shares of Offered Preferred Stock are to be converted pursuant to the mandatory conversion provisions triggered by our failure to maintain the required asset coverage, the shares of Offered Preferred Stock to be converted will be selected either (1) pro rata among Offered Preferred Stock or (2) by lot. If fewer than all shares of Offered Preferred Stock held by any holder are to be redeemed or converted, the Notice of Conversion mailed to such holder will also specify the number of shares of Offered Preferred Stock to be converted or the method of determining such number. We may provide in any Notice of Conversion relating to a conversion contemplated to be effected pursuant to the applicable certificate of designation for the Offered Preferred Stock that such conversion is subject to one or more conditions precedent and that we will not be required to effect such conversion unless each such condition has been satisfied. No defect in any Notice of Conversion or delivery thereof will affect the validity of conversion proceedings except as required by applicable law.

If we give a Notice of Conversion, then at any time from and after the giving of such Notice of Conversion and prior to 12:00 noon, New York City time, on the Conversion Date (so long as any conditions precedent to such conversion have been met or waived by us), we will (i) deposit with the Conversion and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the conversion price of the shares of Offered Preferred Stock to be converted on the Conversion Date and (ii) give the Conversion and Paying Agent irrevocable instructions and authority to pay the applicable or conversion price to the holders of shares of Offered Preferred Stock called for conversion on the Conversion Date.

Upon the date of the deposit of Deposit Securities by us for purposes of conversion of shares of Offered Preferred Stock, all rights of the holders of Offered Preferred Stock so called for conversion will cease and terminate except the right of the holders thereof to receive the applicable conversion price and such shares of Offered Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Conversion Date and other than the accumulation of dividends on such stock in accordance with the terms of the Offered Preferred Stock up to, but excluding, the applicable Conversion Date). We will be entitled to receive, promptly after the Conversion Date, any Deposit Securities in excess of the aggregate or conversion price of shares of Offered Preferred Stock called for conversion on the Conversion Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Conversion Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Offered Preferred Stock so called for conversion can look only to us for payment of the conversion price. We will be entitled to receive, from time to time after the Conversion Date, any interest on the Deposit Securities so deposited.

If any conversion for which a Notice of Conversion has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such conversion will be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Conversion and Paying Agent the applicable conversion price with respect to any shares where (1) the Notice of Conversion relating to such conversion provided that such conversion was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Notice of Conversion. Notwithstanding the fact that a Notice of Conversion has been provided with respect to any shares of Offered Preferred Stock, dividends may be declared and paid on such shares of Offered Preferred Stock in accordance with their terms if Deposit Securities for the payment of the conversion price of such shares of Offered Preferred Stock have not been deposited in trust with the Conversion and Paying Agent for that purpose.

We may, in our sole discretion and without a stockholder vote, modify the conversion procedures with respect to notification of conversion for the Offered Preferred Stock, provided that such modification does not materially and adversely affect the holders of Offered Preferred Stock or cause us to violate any applicable law, rule or regulation.

Issuance Date Consolidation. All the shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, that are sold to investors on a given settlement date will, as a group, be assigned a unique CUSIP number. We have the right pursuant to the terms of the Offered Preferred Stock, and without stockholder approval, to combine the shares of Series AA Preferred Stock or Series AB Preferred Stock, as applicable, issued during a six month period into a single CUSIP number, provided that the deemed issuance date for such combined group of shares will be on the earliest actual issuance date for any shares of Offered Preferred Stock during such six month period and no earlier than six months prior to the date on which such shares of Offered Preferred Stock were originally issued. If we exercise this right, shares of Offered Preferred Stock that were issued later during a six month period will benefit because the dates on which the Holder Optional Conversion Fee or Series AB Clawback applicable to the Offered Preferred Stock will be reduced or terminated will occur sooner for such shares than it would have if we did not exercise this right. However, for shares of Offered Preferred Stock issued later in the six month period, the exercise of such right will permit us to exercise an Issuer Optional Conversion, and to settle an Issuer Optional Conversion in cash, without constraint sooner than if we did not exercise such right. Such combination of shares of Offered Preferred Stock may be effected through a mandatory tender, exchange, conversion or other reorganization transaction and in such transaction cash may be issued in lieu of fractional shares.

Preferred Stock Restrictions, Other [Text Block]

Conversion for Failure to Maintain Asset Coverage. If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Offered Preferred Stock and our other Preferred Stock and such failure is not cured as of the close of business on the Asset Coverage Cure Date, we shall, to the extent permitted under the 1940 Act and Delaware Law, fix a conversion date and proceed to effect an Asset Coverage Conversion or a redemption, as the case may be, of the number of shares of Preferred Stock (which at our discretion may include any number of shares of the Offered Preferred Stock but would not necessarily include shares of the Offered Preferred Stock before other shares of our Preferred Stock) that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) would result in us having asset coverage of at least 200% if the redemption or conversion, as applicable, of such securities were deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date or (2) if fewer, the maximum number of shares of Preferred Stock that can be converted out of funds legally available for such conversion. In connection with any such conversion for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, convert such additional number of shares of Offered Preferred Stock that will result in our having asset coverage of up to and including 285%. If shares of Offered Preferred Stock are to be converted for failure to maintain asset coverage of at least 200%, such shares will be converted at a conversion price equal to the Liquidation Preference plus accumulated but unpaid dividends, if any, on such shares (whether or not declared, but excluding interest on accumulated but unpaid dividends, if any) to, but excluding, the date fixed for such conversion. We will effect a conversion on the date fixed by us, which date will not be later than 90 calendar days after the Asset Coverage Cure Date, except that if we do not have funds legally available for the conversion of all of the required number of shares of Offered Preferred Stock which have been designated to be converted or we otherwise are unable to effect such conversion on or prior to 90 calendar days after the Asset Coverage Cure Date, we will convert those shares of Offered Preferred Stock which we were unable to convert on the earliest practicable date on which we are able to effect such conversion.

Risks Related To Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Offering

The price of our common stock may fluctuate significantly during the period used to calculate any Conversion Price and up to 16 calendar days will pass between the Holder Conversion Deadline and the applicable Holder Exercise Date, which may make it difficult for you to resell the Offered Preferred Stock or common stock issuable upon conversion of the Offered Preferred Stock when you want or at prices you find attractive.

The price of our common stock on the NYSE constantly fluctuates and we expect this to continue to be the case. Because the Offered Preferred Stock is convertible into shares of our common stock based on the Conversion Price (with certain exceptions as described herein), which is in turn based on the price of our common stock, volatility or declining prices for our common stock during the period used to determine the Conversion Price or during the period between when a holder delivers a Holder Notice of Conversion and the related Holder Conversion Exercise Date could have a similar effect on the value of the Offered Preferred Stock or the trading price thereof when and if the Offered Preferred Stock is ever listed on a national securities exchange.

The price of our common stock may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance. These factors include, but are not limited to:

•	price and volume fluctuations in the overall stock market from time to time;

•	investor demand for shares of our common stock;

•	significant volatility in the market price and trading volume of securities of registered closed-end management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

•	failure to qualify as a RIC, or the loss of RIC status;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	changes, or perceived changes, in the value of our portfolio investments;

•	departures of any members of the Adviser’s Senior Investment Team;

•	operating performance of companies comparable to us; or
•	general economic conditions and trends and other external factors.

In addition, in recent years, the stock market in general has experienced extreme price and volume fluctuations. This volatility has had a significant effect on the market price of securities issued by many companies for reasons often unrelated to their operating performance. These broad market fluctuations may adversely affect our stock price, regardless of our operating results.

Risks Relating To Uncertainty In Consideration Paid Upon Holder Optional Conversion Or Issuer Optional Conversion [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The consideration paid upon a Holder Optional Conversion or Issuer Optional Conversion is uncertain.

Under the terms of the Offered Preferred Stock, we or holders of shares of the Offered Preferred Stock may choose to convert shares of Offered Preferred Stock at a time when the market price of common stock has dropped significantly. If we elect to settle conversions in shares of our common stock, this may cause significant dilution to the NAV per share of our common stock, including shares of common stock owned by holders of Offered Preferred Stock that had previously converted their Offered Preferred Stock into common stock. We may elect to settle conversions solely in cash, provided that cash is available after taking into account the leverage requirements under the 1940 Act and the terms of any of our outstanding senior securities at the time, and provided that we are otherwise entitled to satisfy conversions or redemptions in cash as described in this prospectus supplement.

The HOC Rate and, assuming we have any required stockholder approval under the 1940 Act to issue our common stock below NAV, the IOC Rate, are both based on the Conversion Price, which may represent a discount to the then-current NAV per share of our common stock. If the Conversion Price in connection with an Issuer Optional Conversion would represent a discount to the then-current NAV per share of our common stock but we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV, then the Offered Preferred Stock will be converted into common stock calculated using a conversion rate based on the NAV per share of our common stock as of the close of business on the business day immediately preceding the date of conversion. In this circumstance, there may be fewer shares of common stock issued upon conversion of the shares of Offered Preferred Stock; while this would reduce dilution to existing common stockholders, including former holders of Offered Preferred Stock who had previously converted their holdings to common stock, it would also reduce the proportionate interest in the Company for holders of Offered Preferred Stock subject to such an Issuer Optional Conversion. Conversely, if we do have or have obtained such stockholder approval and effect an Issuer Optional Conversion at a Conversion Price that represents a discount to the then-current NAV per share of our common stock, such Issuer Optional Conversion would result in greater dilution to existing common stockholders (including former holders of Offered Preferred Stock who had previously converted their holdings to common stock). Additionally, conversions at a Conversion Price that represents a discount to the then-current NAV per share of our common stock upon the exercise of a Holder Optional Conversion will not require stockholder approval. Dilution due to issuance of common stock at a discount to the then-current NAV per share may be more likely given that the notice period for a Holder Optional Conversion is shorter than the notice period for an Issuer Optional Conversion, which means that holders of Offered Preferred Stock can supersede any Issuer Optional Conversion by effecting a Holder Optional Conversion and thereby obtain a conversion rate based on the Conversion Price (assuming the Offered Preferred Stock is settled in shares of our common stock and not cash), even if we do not have or have not obtained any required stockholder approval under the 1940 Act to issue our common stock below NAV. See “Issuances of Common Stock Below Net Asset Value.”

Risks Relating To Unlimited Issuance Of Common Stock Upon Conversion Of Offered Preferred Stock And Potential Stock Price Decline [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is no cap on the number of shares of our common stock that can be issued upon the conversion of shares of Offered Preferred Stock. The conversion of Offered Preferred Stock into shares of common stock could cause the price of our common stock to decline significantly.

There is no cap on the number of shares of our common stock that can be issued upon the conversion of shares of Offered Preferred Stock. Because the number of shares of our common stock issued upon conversion of the Offered Preferred Stock will be based on the then-current price of shares of our common stock, the lower the price of our common stock at the time of conversion, the more shares of our common stock into which the Offered Preferred Stock is convertible and the greater the dilution that will be experienced by holders of our common stock. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of our common stock.

The issuance of the Offered Preferred Stock may be followed by a decline in the price of our common stock, creating additional dilution to the existing holders of the common stock. Such a price decline may allow holders of Offered Preferred Stock to convert shares of Preferred Stock into large amounts of our common stock. As these shares of our common stock are issued upon conversion of the Offered Preferred Stock, our common stock price may decline further.

Additionally, the issuance of the Offered Preferred Stock could result in our failure to comply with NYSE’s listing standards. NYSE’s listing standards that may be affected by the issuance of the Offered Preferred Stock include voting rights rules, bid price requirements, listing of additional shares rules, change in control rules and NYSE discretionary authority rules. Failure to comply with any of these rules could result in the delisting of the Company’s securities from the NYSE or impact the ability to list the Offered Preferred Stock on a national securities exchange.

The potential decline in the price of our common stock described above may negatively affect the price of our common stock and our ability to obtain financing in the future. In addition, the issuance of the Offered Preferred Stock may provide incentives for holders thereof that intend to convert their shares to seek to cause a decline in the price of our common stock (including through selling our common stock short) in order to receive an increased number of shares of our common stock upon such conversion of the Offered Preferred Stock, and may encourage other investors to sell short or otherwise dispose of our common stock.

Our Certificate of Incorporation currently authorizes us to issue 150,000,000 shares of common stock, and as of December 31, 2025, 23,433,556 shares of our common stock were issued and outstanding. Assuming no increase in our authorized common stock, if our Conversion Price fell below approximately $0.80 per share of common stock (assuming we issued all 4,000,000 shares of the Offered Preferred Stock available in this offering), we would be required to settle any conversion of Offered Preferred Stock in cash (to the extent we had cash available) or list the Offered Preferred Stock on a national securities exchange, and the value of our shares of Offered Preferred Stock would then equal their market price, which may be less than the price paid per share of Offered Preferred Stock by investors in this offering.

Risks Relating To Early Conversion Of Offered Preferred Stock Issuers Option And Reinvestment Risk For Holders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Offered Preferred Stock will be subject to a risk of early conversion at our option and holders may not be able to reinvest their funds.

Subject to certain limited exceptions, we may elect to convert any outstanding share of Offered Preferred Stock at any time after it has been outstanding for two years. We also may be forced to convert some or all of the outstanding shares of Offered Preferred Stock to meet regulatory asset coverage requirements. Any such conversion may occur at a time that is unfavorable to holders of the Offered Preferred Stock. We may have an incentive to convert the Offered Preferred Stock if market conditions allow us to issue additional shares of Offered Preferred Stock or debt securities at a dividend or interest rate that is lower than the dividend rate on the Offered Preferred Stock. In the event that the Offered Preferred Stock is listed on a national securities exchange, the possibility of early conversion at our option may also limit the potential for price appreciation, if any. See “Description of the Offered Preferred Stock – Conversion at the Option of the Issuer.”

If we convert shares of the Offered Preferred Stock, the holders of such converted shares face the risk that the return on an investment purchased with proceeds from such conversion may be lower than the return previously obtained or anticipated from the investment in the Offered Preferred Stock.

Risks Relating To Limitations On Issuer Optional Conversion Of Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The terms of the Offered Preferred Stock limit our ability to exercise an Issuer Optional Conversion.

Except in limited circumstances as described elsewhere in this prospectus supplement, we may elect to convert any outstanding share of Offered Preferred Stock only after it has been outstanding for two years. This could impair our ability to use an Issuer Optional Conversion (subject to the limitations described herein on an Issuer Optional Conversion) as a tool to manage our leverage position, liquidity, regulatory, contractual or other obligations or to achieve our strategic objectives. Our inability to use the Issuer Optional Conversion as such a tool may require us to address any such matters in a different manner that may not be as advantageous as an Issuer Optional Conversion, which could negatively affect our results of operations.

Risks Relating To Lack Of Liquid Secondary Market For Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A liquid secondary trading market may not develop for the Offered Preferred Stock.

There is no guarantee that the Offered Preferred Stock will ever be listed on a national securities exchange. Prior to a Listing Event (as defined herein), the Offered Preferred Stock will have a limited trading market, if any. As a result, we cannot predict the trading patterns of the Offered Preferred Stock, and a liquid secondary market may not develop. Holders of the Offered Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Offered Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

From time to time, our Board of Directors may consider whether to complete a Listing Event. Our Board of Directors may elect to complete a Listing Event at any time after issuance, but also may never elect to complete a Listing Event. The decision of whether to complete a Listing Event will be at our sole discretion and will be made based on economic and market conditions at the time and the judgment of our Board of Directors as to what is in the best interests of the Company. Even if our Board of Directors elects to complete a Listing Event, there is no guarantee that the Offered Preferred Stock will be approved for listing on a national securities exchange. Additionally, even if a Listing Event is successfully completed, there can be no guarantee that an active secondary trading market in the Offered Preferred Stock will develop.

Risks Relating To Market Price Of Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The market price of the Offered Preferred Stock, if it is ever listed on a national securities exchange, will likely fluctuate.

We cannot predict the prices at which shares of the Offered Preferred Stock would trade if listed on a national securities exchange. To the extent the Offered Preferred Stock is listed on a national securities exchange, the price of the Offered Preferred Stock may fluctuate as a result of a variety of factors, many of which are beyond our control and may not be directly related to our operating performance, including changes in interest rates, perceived credit quality and other factors. As a result of such fluctuations, the Offered Preferred Stock may trade from time to time at a premium to or discount from the Liquidation Preference.

Risks Relating To Junior Ranking Of Common Stock To Preferred Stock For Dividends And Liquidation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares of common stock, which shares of Offered Preferred Stock may be converted into, rank junior to the Preferred Stock with respect to dividends and upon liquidation.

We may choose to convert the Offered Preferred Stock to shares of our common stock (subject to the limitations described herein on an Issuer Optional Conversion). Holders of Offered Preferred Stock may also choose to convert their Offered Preferred Stock, subject to our election to settle conversions in cash or shares of our common stock or a combination thereof. The rights of the holders of shares of Preferred Stock (including the Offered Preferred Stock) rank senior to the rights of the holders of shares of our common stock as to dividends and payments upon liquidation. Unless full cumulative dividends on our shares of all series of our Preferred Stock for all past dividend periods have been declared and paid (or set apart for payment), we will not declare or pay dividends with respect to any shares of our common stock for any period. Upon liquidation, dissolution or winding up of the Company, the holders of shares of our Preferred Stock are entitled to receive the Liquidation Preference of $25.00 per share, plus an amount equal to any accumulated, accrued and unpaid dividends at the applicable rate, after provision is made for our senior liabilities, but prior and in preference to any distribution to the holders of shares of our common stock or any other class of our equity securities junior to our Preferred Stock.

Risks Relating To Future Issuances Of Convertible Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We intend to issue shares of our common stock in offerings other than the offering described in this prospectus supplement and we may also issue additional Preferred Stock or debt securities that are convertible into shares of our common stock.

We intend to issue shares of common stock in one or more offerings other than those described in this prospectus supplement, including through our ATM Program. In addition, we may issue additional Preferred Stock or debt securities that are convertible into shares of our common stock. The net effect of both types of offerings would be to increase the number of shares of our common stock outstanding or available, which could negatively impact the market price of our common stock and cause the market value of our common stock to become more volatile. Because the Offered Preferred Stock is convertible into shares of our common stock, any such conversions may also impact the value of our Offered Preferred Stock (including the market value thereof following any Listing Event). Further, to the extent that shares of our common stock are issued in connection with a conversion effected at a price below the then-current NAV per share of our common stock, existing common stockholders would experience dilution of their interest (both voting and economic, in terms of NAV) in the Company.

Risks Relating To Credit Rating Downgrades Or Debt Market Changes Affecting Liquidity And Value Of Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or our Preferred Stock or debt securities, if any, or change in the debt markets could cause the liquidity or market value of the Offered Preferred Stock to decline significantly, or result in increased exercises of Holder Optional Conversions, which could result in dilution of the NAV per share of our common stock or reduce our liquid assets.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of our Preferred Stock, including the Offered Preferred Stock, and our debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our Preferred Stock and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any Selling Agent undertakes any obligations to obtain or maintain any credit ratings or to advise holders of the Offered Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Company or the occurrence of a Listing Event with respect to any or all of the Offered Preferred Stock. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Offered Preferred Stock. Additionally, real or anticipated changes in any credit ratings could lead holders of the Offered Preferred Stock to effect a Holder Optional Conversion of some or all of their shares of the Offered Preferred Stock. To the extent that such Holder Optional Conversions are settled in whole or in part in cash, such conversions would reduce our liquid assets, and to the extent that such Holder Optional Conversions are settled in whole or in part in shares of our common stock, such conversions could result in dilution to the NAV per share of our common stock if the applicable Conversion Price is at a discount to the then-current NAV per share of our common stock.

Risks Relating To Increases In Market Yields Affecting Price Of Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market yields may increase, which would result in a decline in the price of the Offered Preferred Stock following a Listing Event.

The prices of fixed income investments, such as the Offered Preferred Stock, vary inversely with changes in market yields. The market yields on securities comparable to the Offered Preferred Stock may increase, which, following a Listing Event, would result in a decline in the market price of shares of the Offered Preferred Stock.

Risks Relating To Subordination Of Offered Preferred Stock To Senior Indebtedness [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The rights of holders of the Offered Preferred Stock will be subordinated to the rights of holders of senior indebtedness.

While the holders of the Offered Preferred Stock will have equal liquidation and distribution rights to any other series of our Preferred Stock (including the Series A Term Preferred Stock and Series C Term Preferred Stock), they will be subordinated to the rights of holders of our other senior indebtedness. Therefore, dividends, distributions and other payments to preferred stockholders in liquidation or otherwise may be subject to prior payments due to the holders of senior indebtedness. In addition, the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of our Preferred Stock.

Risks Relating To Tax Consequences Of Return Of Capital Distributions For Holders Of Offered Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent that our distributions represent a return of capital for U.S. federal income tax purposes, holders of Offered Preferred Stock may recognize an increased gain or a reduced loss upon subsequent sales (including cash redemptions or conversions) of their shares of Offered Preferred Stock.

The dividends payable by us on the Offered Preferred Stock may exceed our current and accumulated earnings and profits as determined for U.S. federal income tax purposes. If that were to occur, it would result in the amount of distributions that exceed our earnings and profits being treated first as a return of capital to the extent of the holder’s adjusted tax basis in the holder’s Offered Preferred Stock and then, to the extent of any excess over the holder’s adjusted tax basis in the holder’s Offered Preferred Stock, as capital gain. Any distribution that is treated as a return of capital will reduce the holder’s adjusted tax basis in the holder’s Offered Preferred Stock, and subsequent sales (including cash redemptions or conversions) of such holder’s Offered Preferred Stock will result in recognition of an increased taxable gain or reduced taxable loss due to the reduction in such adjusted tax basis. See “U.S. Federal Income Tax Matters — Taxation of Securityholders — Taxation of U.S. Resident Holders of Our Stock” in the accompanying prospectus.

Risks Relating To Shareholder Dilution From Issuance Of Common Stock Below Nav Per Share [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholders may incur dilution if we issue shares of our common stock at conversion rates below the then-current NAV per share of our common stock.

The 1940 Act prohibits us from issuing shares of our common stock at a price representing a discount to the then-current NAV per share of our common stock, with certain exceptions. One such exception is prior stockholder approval of issuances below NAV. We do not currently have stockholder approval of issuances below NAV. In connection with an Issuer Optional Conversion or Asset Coverage Conversion, we may use commercially reasonable efforts to obtain or maintain any stockholder approval that may be required under the 1940 Act to permit us to issue our common stock below NAV. In addition, common stock issued in connection with a Holder Optional Conversion can be issued at a price representing a discount to the then-current NAV per share of our common stock and we do not need stockholder approval in order to issue shares of common stock based on a conversion rate that is below the then-current NAV per share of our common stock in connection with a Holder Optional Conversion.

If we were to issue shares of our common stock below NAV per share in connection with any Issuer Optional Conversion, Asset Coverage Conversion, or Holder Optional Conversion, such issuances would result in an immediate dilution to the NAV per share of our common stock. This dilution would occur as a result of the issuance of shares at a price below the then-current NAV per share of our common stock and a proportionately greater decrease in a stockholder’s interest in our earnings and assets and voting interest in us than the increase in our assets resulting from such issuance. Our common stock may also experience a related decline in the market price per share.

Because the number of shares of our common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted with certainty. See “Issuances of Common Stock Below Net Asset Value.”

Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Stock
Outstanding Security, Authorized [Shares]	20,000,000
Series AA Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series AA Preferred Stock
Outstanding Security, Authorized [Shares]	3,500,000
Series AB Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series AB Preferred Stock
Outstanding Security, Authorized [Shares]	500,000